EQUITY (Details)	Jun. 30, 2023 Vote shares	Jun. 30, 2022 shares	Aug. 31, 2021 shares
EQUITY
Common stock, shares authorized	50,000,000	50,000,000
Number of vote | Vote	1
Common stock, shares outstanding	12,498,900	12,498,900
Minimum
EQUITY
Common stock, shares authorized			1,000,000
Maximum
EQUITY
Common stock, shares authorized			50,000,000